HOTEL OPERATING COSTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
HOTEL OPERATING COSTS
Rents		¥ 2,058,954	¥ 1,870,879	¥ 1,804,532
Utilities		365,100	345,615	341,620
Personnel costs		1,388,284	1,088,380	919,555
Depreciation and amortization		773,202	676,996	645,058
Consumable, food and beverage		550,513	494,764	485,099
Others		538,098	455,539	316,283
Total	$ 872,101	¥ 5,674,151	¥ 4,932,173	¥ 4,512,147